Consolidated Statements of Stockholders' Equity (Unaudited) (USD $)	Total	Common Stock	Additional Paid-In Capital	Statutory and Surplus Reserves	Accumulated Other Comprehensive Income	Retained Earnings
Beginning Balance at Dec. 31, 2009	$ 53,378,309	$ 37,089	$ 14,920,899	$ 2,605,901	$ 2,110,270	$ 33,704,150
Beginning Balance (Shares) at Dec. 31, 2009	0	37,089,370	0	0	0	0
Net income	25,688,592	0	0	0	0	25,688,592
Foreign currency translation adjustments	2,317,595	0	0	0	2,317,595	0
Appropriation to reserves	0	0	0	1,979,953	0	(1,979,953)
Share-based compensation	1,253,858	0	1,253,858	0	0	0
Reclassification	(1,294,142)	0	(1,294,142)	0	0	0
Private placement	1,753,861	1,030	1,752,831	0	0	0
Private placement (Shares)	0	1,029,970	0	0	0	0
Shares issued for the payment of placement service	0	35	(35)	0	0	0
Shares issued for the payment of placement service (Shares)	0	35,000	0	0	0	0
Ending Balance at Dec. 31, 2010	83,098,073	38,154	16,633,411	4,585,854	4,427,865	57,412,789
Ending Balance (Shares) at Dec. 31, 2010	0	38,154,340	0	0	0	0
Net income	31,190,530	0	0	0	0	31,190,530
Foreign currency translation adjustments	4,481,290	0	0	0	4,481,290	0
Appropriation to reserves	0	0	0	2,265,148	0	(2,265,148)
Share-based compensation	1,640,355	0	1,640,355	0	0	0
Dividend on preferred stock	(1,250,000)	0	0	0	0	(1,250,000)
Ending Balance at Dec. 31, 2011	116,520,211	38,154	18,273,766	6,851,002	8,909,155	82,448,134
Ending Balance (Shares) at Dec. 31, 2011	0	38,154,340	0	0	0	0
Net income	8,905,121	0	0	0	0	8,905,121
Foreign currency translation adjustments	887,498	0	0	0	887,498	0
Share-based compensation	139,440	0	139,440	0	0	0
Accretion of preferred stock to redemption value	(1,167,011)	0	0	0	0	(1,167,011)
Ending Balance at Mar. 31, 2012	$ 125,285,259	$ 38,154	$ 18,413,206	$ 6,851,002	$ 9,796,653	$ 90,186,244
Ending Balance (Shares) at Mar. 31, 2012	0	38,154,340	0	0	0	0